Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Oct. 01, 2022	Jul. 02, 2022
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Lease asset impairment charge	$ 2,680
Net book value of franchise rights acquired	$ 383,683	$ 782,056
Franchise right maturity period	7 years
Net book value of goodwill	$ 155,998	157,374	$ 155,617
Revenue, practical expedient, remaining performance obligation, description	contracts with an original expected length of one year or less.
Revenue, remaining performance obligation, optional exemption, performance obligation	true
Advertising expenses	$ 238,978	252,754	248,473
Deferred financing costs, amortization expense	$ 5,018	6,136	8,845
Minimum
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Equipment, estimated useful life (in years)	3 years
Finite-lived intangible assets, estimated useful life (in years)	3 years
Maximum
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Equipment, estimated useful life (in years)	10 years
Finite-lived intangible assets, estimated useful life (in years)	20 years
Property, Plant and Equipment
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Long-lived assets, impairment charges	$ 758	516	1,310
Internal-Use Computer Software
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Long-lived assets, impairment charges	$ 17	5	$ 62
Franchise Rights Acquired | Maximum
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Finite-lived intangible assets, estimated useful life (in years)	1 year
Website development costs
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Finite-lived intangible assets, estimated useful life (in years)	3 years
Other Capitalized Software Costs | Minimum
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Finite-lived intangible assets, estimated useful life (in years)	3 years
Other Capitalized Software Costs | Maximum
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Finite-lived intangible assets, estimated useful life (in years)	5 years
United States
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of goodwill	$ 104,019	$ 105,121
Percentage of goodwill	66.70%	66.80%
United States | Franchise Rights Acquired
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of franchise rights acquired	$ 374,353	$ 698,383		$ 400,092	$ 698,383
Percentage of franchise rights acquired	97.60%	89.30%		91.50%	92.70%
Canada
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of goodwill	$ 39,547	$ 42,409
Percentage of goodwill	25.30%	26.90%
Canada | Franchise Rights Acquired
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of franchise rights acquired		$ 60,117		$ 19,342	$ 34,556
Percentage of franchise rights acquired		7.70%		4.40%	4.60%
United Kingdom | Franchise Rights Acquired
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of franchise rights acquired	$ 2,666	$ 12,187
Percentage of franchise rights acquired	0.70%	1.60%
Australia | Franchise Rights Acquired
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of franchise rights acquired	$ 4,232	$ 6,529
Percentage of franchise rights acquired	1.10%	0.80%
New Zealand | Franchise Rights Acquired
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of franchise rights acquired	$ 2,432	$ 4,840		$ 2,141	$ 3,574
Percentage of franchise rights acquired	0.60%	0.60%		0.50%	0.50%
Other Countries
Organization And Summary Of Significant Accounting Policies Disclosure [Line Items]
Net book value of goodwill	$ 12,432	$ 9,844
Percentage of goodwill	8.00%	6.30%